Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Unrestricted Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bullfinch Fund Unrestricted Series
Average Annual Return, Percent	18.73%	12.40%	8.76%
Greater Western New York Series
Average Annual Return [Line Items]
Average Annual Return, Percent	15.49%	11.96%	6.22%
Value Line Geometric Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value Line Geometric Index
Average Annual Return, Percent	2.31%	6.22%	3.57%